Income/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited
Basic income/(loss) per share and diluted income/(loss) per share

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(124,615)	(711,240)	87,741
Less: Accretion on convertible redeemable preferred shares to redemption value	(4,729,719)	—	—
Less: deemed dividend to the shareholders	(104,036)	—	—
Net (loss)/income attributable to ordinary shareholders - basic and diluted	(4,958,370)	(711,240)	87,741
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	406,567,584	518,307,406	519,802,240
Net (loss)/income per share - basic and diluted	(12.20)	(1.37)	0.17

Anti-dilutive (loss)/income per share

	Year Ended December 31,
	2021	2022	2023
Shares issuable upon vesting of RSUs	10,723,068	490,148	2,188,603
Shares issuable upon vesting of share options	2,821,137	—	4,615,980
Total	13,544,205	490,148	6,804,583